SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY

9F Inc.

SCHEDULE 1—CONDENSED BALANCE SHEETS

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Cash and cash equivalents	145,451	814,089	116,937
Amounts due from subsidiaries and VIEs	1,330,577	1,061,026	152,407
Other receivable	—	377	54
Prepaid expenses and other assets	688	8,707	1,251
Long term investments	6,153,725	4,406,243	632,916
Total assets	7,630,441	6,290,442	903,565
Liabilities:
Accrued expense and other liability	3,551	—	—
Amounts due to subsidiaries and VIEs	—	9,659	1,387
Total liabilities	3,551	9,659	1,387
Mezzanine equity:
Series A convertible redeemable preferred shares (US$0.00001 par value; 11,950,600 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively; liquidation value of RMB296,032 and RMB nil as of December 31, 2018 and 2019, respectively)	280,301	—	—
Series B convertible redeemable preferred shares (US$0.00001 par value; 2,830,300 shares and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively; liquidation value of RMB224,467 and RMB nil as of December 31, 2018 and 2019, respectively)	202,086	—	—
Series C convertible redeemable preferred shares (US$0.00001 par value; 5,051,800 shares and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively; liquidation value of RMB400,652 and RMB nil as of December 31, 2018 and 2019, respectively)	355,248	—	—
Series D convertible redeemable preferred shares (US$0.00001 par value; 3,518,000 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively; liquidation value of RMB469,654 and RMB nil as of December 31, 2018 and 2019, respectively)	408,358	—	—
Series E convertible redeemable preferred shares (US$0.00001 par value; 1,082,500 shares and nil authorized, issued and outstanding as of December 31, 2018 and 2019, respectively; liquidation value of RMB157,447 and RMB nil as of December 31, 2018 and 2019, respectively)	136,427	—	—
Shareholders’ Equity:
Ordinary shares (US$0.00001 par value; 5,000,000,000 and nil shares authorized as of December 31, 2018 and 2019, 162,672,800 and nil shares issued and outstanding as of December 31, 2018 and 2019, respectively)	—	—	—
Class A ordinary shares (US$0.00001 par value; nil and 4,600,000,000 shares authorized as of December 31, 2018 and 2019; nil and 128,228,600 shares issued and outstanding as of December 31, 2018 and 2019)	—	1	—
Class B ordinary shares (US$0.00001 par value; nil and 200,000,000 shares authorized as of December 31, 2018 and 2019; nil and 66,962,400 shares issued and outstanding as of December 31, 2018 and 2019)	—	1	—
Additional paid-in capital	3,046,725	5,241,296	752,865
Retained earnings	3,117,552	947,265	136,066
Accumulated other comprehensive income	80,193	92,220	13,247
Total equity	6,244,470	6,280,783	902,178
Total liabilities, mezzanine equity and shareholders’ equity	7,630,441	6,290,442	903,565

9F Inc.

SCHEDULE 1—CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Equity in earnings (loss) of subsidiaries and VIEs	2,776,701	2,495,935	(1,777,756)	(255,359)
Operating costs and expenses	(2,181,023)	(514,144)	(371,063)	(53,300)
Provision for contract assets and receivables	—	—	(691)	(100)
Interest income	2,026	13	4,601	661
Impairment loss of investments	—	—	(20,724)	(2,977)
Other income, net	—	—	6,057	871
Net income (loss)	597,704	1,981,804	(2,159,576)	(310,204)
Net income(loss) per ordinary shares
Basic	3.23	10.57	(12.43)	(1.79)
Diluted	2.93	9.41	(12.43)	(1.79)
Weighted average number of ordinary shares used in computing net income per ordinary share
Basic	124,413,700	162,672,800	174,552,468	174,552,468
Diluted	138,465,500	185,735,200	174,552,468	174,552,468

9F Inc.

SCHEDULE 1—CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income (loss)	597,704	1,981,804	(2,159,576)	(310,204)
Other comprehensive income
Foreign currency transaction adjustments	(33,065)	84,430	12,126	1,742
Unrealized gains (losses) on available‑for‑sale investments	1,071	(1,146)	(99)	(14)
Comprehensive Income (Loss)	565,710	2,065,088	(2,147,549)	(308,476)

9F Inc.

SCHEDULE 1—CONDENSED STATEMENTS of CASH FLOW

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income	597,704	1,981,804	(2,159,576)	(310,204)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings (loss)of subsidiaries and VIE	(2,776,701)	(2,495,935)	1,777,756	255,359
Share‑based compensation expense	2,180,505	508,162	353,151	50,727
Impairment loss of equity securities without readily determinable fair value	—	—	20,725	2,978
Gain from disposal of equity securities without readily determinable fair value	—	—	(6,057)	(870)
Changes in operating assets and liabilities:
Other receivables	—	—	(377)	(54)
Prepaid expenses and other assets	(136)	(550)	(8,020)	(1,152)
Accrued expense and other liabilities	—	3,551	(3,551)	(510)
Amounts due to subsidiaries and VIEs	(3)	(43)	9,659	1,387
Amounts due from subsidiaries and VIEs	(188,011)	(707,308)	131,387	18,872
Net cash provided by (used in) operating activities	(186,642)	(710,319)	115,097	16,533
Cash Flows from Investing Activities:
Investment in subsidiaries	—	—	(69,149)	(9,933)
Loan to related parties	—	(137,510)	—	—
Proceeds from repayment of related parties	—	—	138,163	19,846
Disposal of long-term investments	—	—	8,289	1,191
Net cash provided by (used in) investing activities	—	(137,510)	77,303	11,104
Cash Flows from Financing Activities:
Proceeds from exercise of share options	4,277	—	—	—
Proceeds from convertible redeemable preferred shares	557,334	544,785	—	—
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776)	—	—	463,065	66,515
Net cash provided by financing activities	561,611	544,785	463,065	66,515
Effect of exchange rate changes	(33,974)	87,448	13,173	1,892
Net increase (decrease) in cash and cash equivalents	340,995	(215,596)	668,638	96,044
Cash and cash equivalents at beginning of year	20,052	361,047	145,451	20,893
Cash and cash equivalents at end of year	361,047	145,451	814,089	116,937

9F Inc.

SCHEDULE 1— NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of 9F Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Group's subsidiaries to their parent company in 2017, 2018 and 2019.

4.

As of December 31, 2019, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.